Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 16, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 14, 2021	Mar. 02, 2021	Mar. 10, 2020
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)		$ 11.50		$ 11.50						$ 11.50	$ 11.50
Total stock-based compensation expense		$ 15,774	$ 5,546	$ 26,719	$ 5,903	$ 23,757	$ 1,237	$ 6,680
Subsequent Event
Subsequent Event [Line Items]
Amount of cash invested in a privately-held software company									$ 50,000
Subsequent Event | Aarki
Subsequent Event [Line Items]
Cash consideration	$ 90,000
Consideration transferred in merger transaction	157,000
Consideration, stock value	$ 67,000